Cover	Feb. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 10, 2025
Entity Registrant Name	Federal Home Loan Bank of Topeka
Entity Incorporation, State or Country Code	X1
Entity File Number	000-52004
Entity Tax Identification Number	48-0561319
Entity Address, Address Line One	500 SW Wanamaker Road
Entity Address, City or Town	Topeka
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66606
City Area Code	785
Local Phone Number	233.0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	On February 12, 2025, the Federal Home Loan Bank of Topeka (“FHLBank”) filed a Form 8-K reporting that the Federal Housing Finance Agency (“FHFA”) had informed FHLBank of its non-objection to FHLBank’s 2025 Executive Incentive Compensation Plan (“EICP”) Targets, Metric Weights, Goal Metrics, and Metric Performance Ranges (the “Target Document”).On March 28, 2025, FHLBank’s Board of Directors amended the 2025 Target Document. The revised 2025 Target Document removed the Goal Objective related to Diversity, Equity, Inclusion and Belonging, and increased the weight assigned to the Financial Performance and Risk Management goals, increasing each from 30 percent to 35 percent. On April 18, 2025, the FHFA informed FHLBank of its non-objection to the revised 2025 Target Document.
Entity Central Index Key	0001325878